Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000085093 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.60%
C000085093 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085093 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085093 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000085093 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000085093 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085093 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000085093 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085093 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085093 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085093 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085093 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000085093 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000085093 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000085093 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000085093 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000085093 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	23.60%
C000085093 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.90%
C000155898 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.60%
C000155898 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155898 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155898 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155898 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155898 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155898 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155898 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155898 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155898 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155898 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155898 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155898 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155898 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000155898 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155898 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000155898 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	23.60%
C000155898 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.90%
C000085091 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.60%
C000085091 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085091 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085091 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000085091 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000085091 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085091 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000085091 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085091 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085091 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085091 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085091 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000085091 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000085091 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000085091 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000085091 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000085091 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	23.60%
C000085091 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.90%
C000085092 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.60%
C000085092 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085092 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085092 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000085092 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000085092 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085092 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000085092 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085092 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085092 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085092 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085092 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000085092 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000085092 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000085092 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000085092 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000085092 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	23.60%
C000085092 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.90%
C000126919 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.60%
C000126919 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126919 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126919 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126919 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000126919 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126919 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000126919 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126919 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126919 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126919 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126919 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126919 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000126919 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000126919 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000126919 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000126919 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	23.60%
C000126919 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.90%
C000236926 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000236926 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236926 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000236926 | Texas Instruments, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236926 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236926 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000236926 | Roper Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236926 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236926 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236926 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236926 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000236926 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236926 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236926 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.50%
C000236926 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.90%
C000236926 | SectorInvestment Company
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236926 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000236926 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000236923 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000236923 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236923 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000236923 | Texas Instruments, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236923 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236923 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000236923 | Roper Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236923 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236923 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236923 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236923 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000236923 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236923 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236923 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.50%
C000236923 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.90%
C000236923 | SectorInvestment Company
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000236923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000236924 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000236924 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236924 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000236924 | Texas Instruments, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236924 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236924 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000236924 | Roper Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236924 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236924 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236924 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236924 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000236924 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236924 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236924 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.50%
C000236924 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.90%
C000236924 | SectorInvestment Company
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000236924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000236925 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000236925 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236925 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000236925 | Texas Instruments, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236925 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236925 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000236925 | Roper Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236925 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236925 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236925 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236925 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000236925 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236925 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236925 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.50%
C000236925 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.90%
C000236925 | SectorInvestment Company
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000236925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000163121 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000163121 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163121 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163121 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163121 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000163121 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163121 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163121 | Full Truck Alliance Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163121 | Grab Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163121 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163121 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163121 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163121 | Singapore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163121 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163121 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	15.80%
C000163121 | India
Holdings [Line Items]
Percent of Total Investments	27.30%
C000163121 | China
Holdings [Line Items]
Percent of Total Investments	40.90%
C000163122 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000163122 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163122 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163122 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163122 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000163122 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163122 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163122 | Full Truck Alliance Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163122 | Grab Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163122 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163122 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163122 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163122 | Singapore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163122 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163122 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	15.80%
C000163122 | India
Holdings [Line Items]
Percent of Total Investments	27.30%
C000163122 | China
Holdings [Line Items]
Percent of Total Investments	40.90%
C000163120 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000163120 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163120 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163120 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163120 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000163120 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163120 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163120 | Full Truck Alliance Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163120 | Grab Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163120 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163120 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163120 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163120 | Singapore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163120 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163120 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	15.80%
C000163120 | India
Holdings [Line Items]
Percent of Total Investments	27.30%
C000163120 | China
Holdings [Line Items]
Percent of Total Investments	40.90%
C000163123 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000163123 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163123 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163123 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163123 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000163123 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163123 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163123 | Full Truck Alliance Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163123 | Grab Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163123 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163123 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163123 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163123 | Singapore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163123 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163123 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	15.80%
C000163123 | India
Holdings [Line Items]
Percent of Total Investments	27.30%
C000163123 | China
Holdings [Line Items]
Percent of Total Investments	40.90%
C000216355 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000216355 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216355 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216355 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216355 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216355 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216355 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216355 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000216355 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216355 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216355 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000216355 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216355 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216355 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	13.20%
C000216355 | India
Holdings [Line Items]
Percent of Total Investments	25.20%
C000216355 | China
Holdings [Line Items]
Percent of Total Investments	31.00%
C000216355 | Poland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216355 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.00%
C000216357 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000216357 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216357 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216357 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216357 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216357 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216357 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216357 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000216357 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216357 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216357 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000216357 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216357 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216357 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	13.20%
C000216357 | India
Holdings [Line Items]
Percent of Total Investments	25.20%
C000216357 | China
Holdings [Line Items]
Percent of Total Investments	31.00%
C000216357 | Poland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216357 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.00%
C000216354 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000216354 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216354 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216354 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216354 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216354 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216354 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216354 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000216354 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216354 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216354 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000216354 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216354 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216354 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	13.20%
C000216354 | India
Holdings [Line Items]
Percent of Total Investments	25.20%
C000216354 | China
Holdings [Line Items]
Percent of Total Investments	31.00%
C000216354 | Poland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216354 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.00%
C000216356 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000216356 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216356 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216356 | Trip.com Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216356 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216356 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216356 | Eternal Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216356 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000216356 | Meituan---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216356 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216356 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000216356 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216356 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216356 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	13.20%
C000216356 | India
Holdings [Line Items]
Percent of Total Investments	25.20%
C000216356 | China
Holdings [Line Items]
Percent of Total Investments	31.00%
C000216356 | Poland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216356 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.00%
C000236912 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236912 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	17.00%
C000236912 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236912 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236912 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000236912 | Mahindra & Mahindra Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236912 | Capitec Bank Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000236912 | KB Financial Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236912 | Grupa Kety SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236912 | Hon Hai Precision Industry Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236912 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.30%
C000236912 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	10.50%
C000236912 | India
Holdings [Line Items]
Percent of Total Investments	31.70%
C000236912 | Poland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236912 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000236912 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236912 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236912 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236912 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236913 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236913 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	17.00%
C000236913 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236913 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236913 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000236913 | Mahindra & Mahindra Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236913 | Capitec Bank Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000236913 | KB Financial Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236913 | Grupa Kety SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236913 | Hon Hai Precision Industry Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236913 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236913 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.30%
C000236913 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	10.50%
C000236913 | India
Holdings [Line Items]
Percent of Total Investments	31.70%
C000236913 | Poland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236913 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000236913 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236913 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236913 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236913 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236914 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236914 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	17.00%
C000236914 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236914 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236914 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000236914 | Mahindra & Mahindra Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236914 | Capitec Bank Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000236914 | KB Financial Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236914 | Grupa Kety SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236914 | Hon Hai Precision Industry Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236914 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236914 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.30%
C000236914 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	10.50%
C000236914 | India
Holdings [Line Items]
Percent of Total Investments	31.70%
C000236914 | Poland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236914 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000236914 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236914 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236914 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236914 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236911 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236911 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	17.00%
C000236911 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236911 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236911 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000236911 | Mahindra & Mahindra Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236911 | Capitec Bank Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000236911 | KB Financial Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236911 | Grupa Kety SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236911 | Hon Hai Precision Industry Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236911 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236911 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.30%
C000236911 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	10.50%
C000236911 | India
Holdings [Line Items]
Percent of Total Investments	31.70%
C000236911 | Poland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236911 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000236911 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236911 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236911 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236911 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000149048 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000149048 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000149048 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000149048 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000149048 | Localiza Rent a Car SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000149048 | Grupo Financiero Banorte SAB de CV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000149048 | Bharti Airtel Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000149048 | KEI Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000149048 | Varun Beverages Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149048 | XP, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000149048 | United States
Holdings [Line Items]
Percent of Total Investments	13.10%
C000149048 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000149048 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.80%
C000149048 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	3.90%
C000149048 | India
Holdings [Line Items]
Percent of Total Investments	46.90%
C000149048 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.90%
C000149048 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000149048 | Greece
Holdings [Line Items]
Percent of Total Investments	0.40%
C000149048 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155912 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155912 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155912 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155912 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155912 | Localiza Rent a Car SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155912 | Grupo Financiero Banorte SAB de CV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155912 | Bharti Airtel Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155912 | KEI Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155912 | Varun Beverages Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155912 | XP, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155912 | United States
Holdings [Line Items]
Percent of Total Investments	13.10%
C000155912 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.80%
C000155912 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155912 | India
Holdings [Line Items]
Percent of Total Investments	46.90%
C000155912 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.90%
C000155912 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155912 | Greece
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155912 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.40%
C000149047 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000149047 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000149047 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000149047 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000149047 | Localiza Rent a Car SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000149047 | Grupo Financiero Banorte SAB de CV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000149047 | Bharti Airtel Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000149047 | KEI Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000149047 | Varun Beverages Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149047 | XP, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000149047 | United States
Holdings [Line Items]
Percent of Total Investments	13.10%
C000149047 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000149047 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.80%
C000149047 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	3.90%
C000149047 | India
Holdings [Line Items]
Percent of Total Investments	46.90%
C000149047 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.90%
C000149047 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000149047 | Greece
Holdings [Line Items]
Percent of Total Investments	0.40%
C000149047 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.40%
C000226932 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000226932 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000226932 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000226932 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000226932 | Localiza Rent a Car SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000226932 | Grupo Financiero Banorte SAB de CV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000226932 | Bharti Airtel Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226932 | KEI Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226932 | Varun Beverages Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226932 | XP, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000226932 | United States
Holdings [Line Items]
Percent of Total Investments	13.10%
C000226932 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226932 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.80%
C000226932 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	3.90%
C000226932 | India
Holdings [Line Items]
Percent of Total Investments	46.90%
C000226932 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.90%
C000226932 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226932 | Greece
Holdings [Line Items]
Percent of Total Investments	0.40%
C000226932 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.40%
C000149050 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000149050 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000149050 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000149050 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000149050 | Localiza Rent a Car SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000149050 | Grupo Financiero Banorte SAB de CV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000149050 | Bharti Airtel Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000149050 | KEI Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000149050 | Varun Beverages Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149050 | XP, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000149050 | United States
Holdings [Line Items]
Percent of Total Investments	13.10%
C000149050 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000149050 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.80%
C000149050 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	3.90%
C000149050 | India
Holdings [Line Items]
Percent of Total Investments	46.90%
C000149050 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.90%
C000149050 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000149050 | Greece
Holdings [Line Items]
Percent of Total Investments	0.40%
C000149050 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007747 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007747 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007747 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007747 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007747 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007747 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007747 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007747 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007747 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007747 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007747 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007747 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000007747 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007747 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007747 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000007747 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007747 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007747 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007747 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007747 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155890 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155890 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155890 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155890 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155890 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155890 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155890 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155890 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155890 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155890 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155890 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155890 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000155890 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155890 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000155890 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000155890 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155890 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155890 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155890 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155890 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007746 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007746 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007746 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007746 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007746 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007746 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007746 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007746 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007746 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007746 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007746 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007746 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000007746 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007746 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007746 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000007746 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007746 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007746 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007746 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007746 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198815 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198815 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000198815 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198815 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198815 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000198815 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198815 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198815 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198815 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198815 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198815 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198815 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000198815 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.30%
C000198815 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000198815 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000198815 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198815 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198815 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198815 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198815 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000113803 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000113803 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000113803 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000113803 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000113803 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113803 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113803 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113803 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113803 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113803 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113803 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113803 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000113803 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.30%
C000113803 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000113803 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000113803 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113803 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000113803 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113803 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000113803 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126912 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000126912 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000126912 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000126912 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126912 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126912 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126912 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126912 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000126912 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126912 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000126912 | United States
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000126912 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.30%
C000126912 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000126912 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000126912 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000126912 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126912 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126912 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126912 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169209 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169209 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169209 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169209 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169209 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169209 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169209 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169209 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169209 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169209 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169209 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169209 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169209 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169209 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169209 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.50%
C000169209 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	31.10%
C000169209 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000169209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169209 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169209 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169210 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169210 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169210 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169210 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169210 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169210 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169210 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169210 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169210 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169210 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169210 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169210 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169210 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169210 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169210 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.50%
C000169210 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	31.10%
C000169210 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000169210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169210 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169210 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169208 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169208 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169208 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169208 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169208 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169208 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169208 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169208 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169208 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169208 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169208 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169208 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169208 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169208 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169208 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.50%
C000169208 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	31.10%
C000169208 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000169208 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169208 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169208 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169211 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169211 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169211 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169211 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169211 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169211 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169211 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169211 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169211 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169211 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169211 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169211 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.50%
C000169211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	31.10%
C000169211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000169211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169213 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169213 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169213 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000169213 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169213 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169213 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169213 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169213 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169213 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169213 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169213 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169213 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169213 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.40%
C000169213 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000169213 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.70%
C000169213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169213 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169213 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169213 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169214 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169214 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169214 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000169214 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169214 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169214 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169214 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169214 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169214 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169214 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169214 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169214 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169214 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.40%
C000169214 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000169214 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.70%
C000169214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169214 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169214 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169212 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169212 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169212 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000169212 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169212 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169212 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169212 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169212 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169212 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169212 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169212 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169212 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169212 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.40%
C000169212 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000169212 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.70%
C000169212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169212 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169212 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169215 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169215 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169215 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000169215 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169215 | CRH PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169215 | Ferrari NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169215 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169215 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169215 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169215 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169215 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169215 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169215 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.40%
C000169215 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000169215 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.70%
C000169215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169215 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169215 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000204518 | Victoria PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.80%
C000204518 | Appian Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.60%
C000204518 | Domino's Pizza Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204518 | HCA Healthcare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204518 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204518 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204518 | Arbutus Biopharma Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204518 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204518 | Core Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204518 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204518 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204518 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000204518 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204518 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	28.60%
C000204518 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204518 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000204518 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	32.90%
C000204518 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204519 | Victoria PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.80%
C000204519 | Appian Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.60%
C000204519 | Domino's Pizza Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204519 | HCA Healthcare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204519 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204519 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204519 | Arbutus Biopharma Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204519 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204519 | Core Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204519 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204519 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204519 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000204519 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204519 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	28.60%
C000204519 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204519 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000204519 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	32.90%
C000204519 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204520 | Victoria PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.80%
C000204520 | Appian Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.60%
C000204520 | Domino's Pizza Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204520 | HCA Healthcare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204520 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204520 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204520 | Arbutus Biopharma Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204520 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204520 | Core Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204520 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204520 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204520 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000204520 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204520 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	28.60%
C000204520 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204520 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000204520 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	32.90%
C000204520 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204517 | Victoria PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.80%
C000204517 | Appian Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.60%
C000204517 | Domino's Pizza Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204517 | HCA Healthcare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204517 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204517 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204517 | Arbutus Biopharma Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204517 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204517 | Core Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204517 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204517 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000204517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	28.60%
C000204517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000204517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	32.90%
C000204517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007755 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007755 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007755 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007755 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007755 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007755 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007755 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007755 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007755 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007755 | RELX PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007755 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007755 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007755 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007755 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007755 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000007755 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000007755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155893 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.50%
C000155893 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155893 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155893 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155893 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155893 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155893 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155893 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000155893 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155893 | RELX PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155893 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000155893 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155893 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000155893 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155893 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000155893 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000155893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007754 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007754 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007754 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007754 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007754 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007754 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007754 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007754 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007754 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007754 | RELX PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007754 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007754 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007754 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007754 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007754 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000007754 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000007754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.70%
C000113809 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.50%
C000113809 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000113809 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000113809 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000113809 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000113809 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000113809 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113809 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000113809 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000113809 | RELX PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113809 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000113809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000113809 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000113809 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000113809 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000113809 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000113809 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000113809 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.70%
C000156276 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.50%
C000156276 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000156276 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156276 | Aon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000156276 | Coca-Cola Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000156276 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156276 | Accenture PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156276 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.90%
C000156276 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000156276 | RELX PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156276 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000156276 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156276 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000156276 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156276 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000156276 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000156276 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000156276 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.70%
C000094893 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.10%
C000094893 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094893 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000094893 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000094893 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094893 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094893 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000094893 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094893 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000094893 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000094893 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000094893 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094893 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094893 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000094893 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000094893 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000094893 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000094893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000155902 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.10%
C000155902 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155902 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155902 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155902 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155902 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155902 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155902 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155902 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155902 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155902 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155902 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155902 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155902 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000155902 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155902 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000155902 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000155902 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000094891 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.10%
C000094891 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094891 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000094891 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000094891 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094891 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094891 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000094891 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094891 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000094891 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000094891 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000094891 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094891 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094891 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000094891 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000094891 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000094891 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000094891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000094892 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.10%
C000094892 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094892 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000094892 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000094892 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094892 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094892 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000094892 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094892 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000094892 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000094892 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000094892 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094892 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094892 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000094892 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000094892 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000094892 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000094892 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000228507 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.10%
C000228507 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228507 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000228507 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228507 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228507 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228507 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228507 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228507 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228507 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228507 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228507 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228507 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228507 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000228507 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228507 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000228507 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000228507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000085100 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085100 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085100 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085100 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085100 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000085100 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085100 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085100 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085100 | ServiceNow, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085100 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085100 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000085100 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085100 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000085100 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000085100 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000085100 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	30.60%
C000155900 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155900 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155900 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155900 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155900 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155900 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155900 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155900 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155900 | ServiceNow, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155900 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155900 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000155900 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155900 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000155900 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000155900 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000155900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	30.60%
C000085098 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085098 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085098 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085098 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085098 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000085098 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085098 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085098 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085098 | ServiceNow, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085098 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085098 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000085098 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085098 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000085098 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000085098 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000085098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	30.60%
C000198822 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000198822 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000198822 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198822 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198822 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000198822 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198822 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000198822 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198822 | ServiceNow, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198822 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198822 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000198822 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198822 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000198822 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000198822 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000198822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	30.60%
C000085099 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085099 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085099 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085099 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085099 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000085099 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085099 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085099 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085099 | ServiceNow, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085099 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085099 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000085099 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085099 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000085099 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000085099 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000085099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	30.60%
C000126921 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126921 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126921 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126921 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126921 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126921 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126921 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126921 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126921 | ServiceNow, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126921 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126921 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000126921 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126921 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000126921 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000126921 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000126921 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	30.60%
C000211166 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000211166 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211166 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000211166 | Babcock International Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211166 | Eurofins Scientific SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211166 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211166 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211166 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211166 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211166 | Canadian National Railway Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211166 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000211166 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.80%
C000211166 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211166 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000211166 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211166 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211166 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.70%
C000211166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000211166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211166 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000211166 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211167 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000211167 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211167 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000211167 | Babcock International Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211167 | Eurofins Scientific SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211167 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211167 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211167 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211167 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211167 | Canadian National Railway Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211167 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000211167 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.80%
C000211167 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211167 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000211167 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211167 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211167 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.70%
C000211167 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000211167 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211167 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000211167 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211168 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000211168 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211168 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000211168 | Babcock International Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211168 | Eurofins Scientific SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211168 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211168 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211168 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211168 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211168 | Canadian National Railway Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211168 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000211168 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.80%
C000211168 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211168 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000211168 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211168 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211168 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.70%
C000211168 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000211168 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211168 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000211168 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211165 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000211165 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211165 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000211165 | Babcock International Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000211165 | Eurofins Scientific SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211165 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211165 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211165 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211165 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211165 | Canadian National Railway Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211165 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000211165 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.80%
C000211165 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211165 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000211165 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211165 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211165 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.70%
C000211165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000211165 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211165 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000211165 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000129961 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129961 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129961 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129961 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129961 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129961 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129961 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.80%
C000129961 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129961 | Mastercard, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129961 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129961 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000129961 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129961 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129961 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000129961 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000129961 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.40%
C000129961 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000129961 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155911 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155911 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155911 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155911 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155911 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155911 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155911 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.80%
C000155911 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155911 | Mastercard, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155911 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155911 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000155911 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155911 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155911 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155911 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000155911 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.40%
C000155911 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000155911 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	2.00%
C000129960 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129960 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129960 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129960 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129960 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129960 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129960 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.80%
C000129960 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129960 | Mastercard, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129960 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129960 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000129960 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129960 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129960 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000129960 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000129960 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.40%
C000129960 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000129960 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	2.00%
C000129962 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129962 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129962 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129962 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129962 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129962 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129962 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.80%
C000129962 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129962 | Mastercard, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129962 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129962 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000129962 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129962 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129962 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000129962 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000129962 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.40%
C000129962 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000129962 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	2.00%
C000129963 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129963 | Visa, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129963 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129963 | Booking Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129963 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129963 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129963 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.80%
C000129963 | Uber Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129963 | Mastercard, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129963 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129963 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000129963 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129963 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129963 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000129963 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000129963 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.40%
C000129963 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000129963 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007751 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007751 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007751 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007751 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007751 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007751 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007751 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007751 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007751 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007751 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007751 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007751 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007751 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007751 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007751 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007751 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.40%
C000007751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000155892 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.40%
C000155892 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155892 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155892 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155892 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155892 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155892 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155892 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155892 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000155892 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155892 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155892 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155892 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155892 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155892 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000155892 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.40%
C000155892 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007750 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007750 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007750 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007750 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007750 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007750 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007750 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007750 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007750 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007750 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007750 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007750 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007750 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007750 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007750 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007750 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.40%
C000007750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000198816 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.40%
C000198816 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000198816 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198816 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000198816 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198816 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198816 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198816 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198816 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198816 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198816 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198816 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000198816 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000198816 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.40%
C000198816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000113805 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.40%
C000113805 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000113805 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113805 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000113805 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113805 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000113805 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113805 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113805 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000113805 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000113805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113805 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000113805 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000113805 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000113805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000113805 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.40%
C000113805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000126914 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.40%
C000126914 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126914 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126914 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126914 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000126914 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126914 | Crowdstrike Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126914 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126914 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000126914 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126914 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126914 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126914 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126914 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126914 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000126914 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.40%
C000126914 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007745 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007745 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007745 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007745 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007745 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007745 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007745 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007745 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007745 | Peloton Interactive, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007745 | iShares Bitcoin Trust ETF---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007745 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007745 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007745 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007745 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007745 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007745 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007745 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000007745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.70%
C000007745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007745 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007745 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155889 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000155889 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155889 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155889 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155889 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155889 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155889 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155889 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155889 | Peloton Interactive, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155889 | iShares Bitcoin Trust ETF---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155889 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155889 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000155889 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000155889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.70%
C000155889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000155889 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155889 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007744 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007744 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007744 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007744 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007744 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007744 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007744 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007744 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007744 | Peloton Interactive, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007744 | iShares Bitcoin Trust ETF---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007744 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007744 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007744 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007744 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007744 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007744 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007744 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000007744 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.70%
C000007744 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007744 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007744 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000104303 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000104303 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104303 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000104303 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000104303 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000104303 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000104303 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000104303 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000104303 | Peloton Interactive, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104303 | iShares Bitcoin Trust ETF---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104303 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000104303 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000104303 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104303 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000104303 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104303 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000104303 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000104303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.70%
C000104303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000104303 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104303 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000129402 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	13.80%
C000129402 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129402 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000129402 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000129402 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129402 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129402 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129402 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129402 | Peloton Interactive, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129402 | iShares Bitcoin Trust ETF---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129402 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000129402 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129402 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000129402 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000129402 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000129402 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129402 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000129402 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.70%
C000129402 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000129402 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129402 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000094900 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094900 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094900 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000094900 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094900 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094900 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094900 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000094900 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000094900 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094900 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000094900 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094900 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094900 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000094900 | Sweden
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094900 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094900 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094900 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094900 | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094900 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000094900 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000155904 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155904 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155904 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155904 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155904 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155904 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155904 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155904 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155904 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155904 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155904 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155904 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155904 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000155904 | Sweden
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155904 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155904 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155904 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155904 | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155904 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000155904 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000094898 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094898 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094898 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000094898 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094898 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094898 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094898 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000094898 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000094898 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094898 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000094898 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094898 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094898 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000094898 | Sweden
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094898 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094898 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094898 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094898 | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094898 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000094898 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000094899 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094899 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094899 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000094899 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094899 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094899 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094899 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000094899 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000094899 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094899 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000094899 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094899 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094899 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000094899 | Sweden
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094899 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094899 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094899 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094899 | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094899 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000094899 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000198826 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198826 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198826 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198826 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198826 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198826 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198826 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198826 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000198826 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198826 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198826 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198826 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198826 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198826 | Sweden
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198826 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198826 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.50%
C000198826 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198826 | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198826 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198826 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000007759 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007759 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007759 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007759 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007759 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007759 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007759 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007759 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007759 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007759 | Capgemini SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007759 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007759 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007759 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007759 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007759 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007759 | Canada
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007759 | France
Holdings [Line Items]
Percent of Total Investments	16.80%
C000007759 | Finland
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007759 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007759 | Germany
Holdings [Line Items]
Percent of Total Investments	10.40%
C000155894 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155894 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155894 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155894 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155894 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155894 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155894 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155894 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155894 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155894 | Capgemini SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155894 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155894 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.00%
C000155894 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155894 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155894 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155894 | Canada
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155894 | France
Holdings [Line Items]
Percent of Total Investments	16.80%
C000155894 | Finland
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155894 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155894 | Germany
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007758 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007758 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007758 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007758 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007758 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007758 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007758 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007758 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007758 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007758 | Capgemini SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007758 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007758 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007758 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007758 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007758 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007758 | Canada
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007758 | France
Holdings [Line Items]
Percent of Total Investments	16.80%
C000007758 | Finland
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007758 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007758 | Germany
Holdings [Line Items]
Percent of Total Investments	10.40%
C000113811 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000113811 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113811 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113811 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113811 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113811 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000113811 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000113811 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113811 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113811 | Capgemini SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113811 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000113811 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.00%
C000113811 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000113811 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.20%
C000113811 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.20%
C000113811 | Canada
Holdings [Line Items]
Percent of Total Investments	4.20%
C000113811 | France
Holdings [Line Items]
Percent of Total Investments	16.80%
C000113811 | Finland
Holdings [Line Items]
Percent of Total Investments	4.30%
C000113811 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000113811 | Germany
Holdings [Line Items]
Percent of Total Investments	10.40%
C000126915 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126915 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126915 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126915 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126915 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000126915 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126915 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000126915 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126915 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126915 | Capgemini SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126915 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126915 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.00%
C000126915 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126915 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126915 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126915 | Canada
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126915 | France
Holdings [Line Items]
Percent of Total Investments	16.80%
C000126915 | Finland
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126915 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000126915 | Germany
Holdings [Line Items]
Percent of Total Investments	10.40%
C000085089 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000085089 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085089 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085089 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085089 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000085089 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085089 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085089 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085089 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085089 | Sanrio Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085089 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000085089 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085089 | India
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085089 | China
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085089 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000085089 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085089 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085089 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085089 | France
Holdings [Line Items]
Percent of Total Investments	11.60%
C000085089 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155897 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155897 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155897 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155897 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155897 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155897 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155897 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155897 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155897 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155897 | Sanrio Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155897 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000155897 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155897 | India
Holdings [Line Items]
Percent of Total Investments	12.80%
C000155897 | China
Holdings [Line Items]
Percent of Total Investments	10.10%
C000155897 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155897 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155897 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155897 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155897 | France
Holdings [Line Items]
Percent of Total Investments	11.60%
C000155897 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085087 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000085087 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085087 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085087 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085087 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000085087 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085087 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085087 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085087 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085087 | Sanrio Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085087 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000085087 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085087 | India
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085087 | China
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085087 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000085087 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085087 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085087 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085087 | France
Holdings [Line Items]
Percent of Total Investments	11.60%
C000085087 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000198820 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000198820 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198820 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198820 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198820 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198820 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198820 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198820 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198820 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198820 | Sanrio Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198820 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000198820 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198820 | India
Holdings [Line Items]
Percent of Total Investments	12.80%
C000198820 | China
Holdings [Line Items]
Percent of Total Investments	10.10%
C000198820 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000198820 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198820 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198820 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198820 | France
Holdings [Line Items]
Percent of Total Investments	11.60%
C000198820 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085088 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000085088 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085088 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085088 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085088 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000085088 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085088 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085088 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085088 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085088 | Sanrio Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085088 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000085088 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085088 | India
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085088 | China
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085088 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000085088 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085088 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085088 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085088 | France
Holdings [Line Items]
Percent of Total Investments	11.60%
C000085088 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126918 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126918 | Coupang, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126918 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126918 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126918 | NU Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126918 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.00%
C000126918 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126918 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126918 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126918 | Sanrio Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126918 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000126918 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.10%
C000126918 | India
Holdings [Line Items]
Percent of Total Investments	12.80%
C000126918 | China
Holdings [Line Items]
Percent of Total Investments	10.10%
C000126918 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000126918 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.00%
C000126918 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126918 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126918 | France
Holdings [Line Items]
Percent of Total Investments	11.60%
C000126918 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236930 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236930 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000236930 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236930 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236930 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236930 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236930 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236930 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236930 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236930 | Legrand SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236930 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236930 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236930 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.80%
C000236930 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236930 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236930 | France
Holdings [Line Items]
Percent of Total Investments	17.80%
C000236930 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236930 | Japan
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236930 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000236930 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236928 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236928 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000236928 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236928 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236928 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236928 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236928 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236928 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236928 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236928 | Legrand SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236928 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236928 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236928 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.80%
C000236928 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236928 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236928 | France
Holdings [Line Items]
Percent of Total Investments	17.80%
C000236928 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236928 | Japan
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236928 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000236928 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236927 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236927 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000236927 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236927 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236927 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236927 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236927 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236927 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236927 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236927 | Legrand SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236927 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236927 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236927 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.80%
C000236927 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236927 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236927 | France
Holdings [Line Items]
Percent of Total Investments	17.80%
C000236927 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236927 | Japan
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236927 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000236927 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236929 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236929 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000236929 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236929 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236929 | Halma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236929 | Keyence Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236929 | Safran SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236929 | Haleon PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236929 | Amadeus IT Group SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236929 | Legrand SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236929 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236929 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236929 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.80%
C000236929 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236929 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236929 | France
Holdings [Line Items]
Percent of Total Investments	17.80%
C000236929 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236929 | Japan
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236929 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000236929 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000200800 | United States
Holdings [Line Items]
Percent of Total Investments	89.60%
C000200800 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200800 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200800 | South Africa
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200800 | Switzerland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200800 | Canada
Holdings [Line Items]
Percent of Total Investments	3.90%
C000200800 | France
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200800 | Japan
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200800 | Germany
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200800 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200800 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000200800 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	18.60%
C000200800 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	63.90%
C000200801 | United States
Holdings [Line Items]
Percent of Total Investments	89.60%
C000200801 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200801 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200801 | South Africa
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200801 | Switzerland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200801 | Canada
Holdings [Line Items]
Percent of Total Investments	3.90%
C000200801 | France
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200801 | Japan
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200801 | Germany
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200801 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200801 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000200801 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	18.60%
C000200801 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	63.90%
C000200799 | United States
Holdings [Line Items]
Percent of Total Investments	89.60%
C000200799 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200799 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200799 | South Africa
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200799 | Switzerland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200799 | Canada
Holdings [Line Items]
Percent of Total Investments	3.90%
C000200799 | France
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200799 | Japan
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200799 | Germany
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200799 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200799 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000200799 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	18.60%
C000200799 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	63.90%
C000200802 | United States
Holdings [Line Items]
Percent of Total Investments	89.60%
C000200802 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200802 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200802 | South Africa
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200802 | Switzerland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200802 | Canada
Holdings [Line Items]
Percent of Total Investments	3.90%
C000200802 | France
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200802 | Japan
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200802 | Germany
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200802 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200802 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000200802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	18.60%
C000200802 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	63.90%
C000115786 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000115786 | FPT Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115786 | NAC Kazatomprom JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115786 | Nova Ljubljanska Banka DD---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115786 | Century Pacific Food, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115786 | Medikaloka Hermina Tbk. PT---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115786 | Systems Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115786 | Commercial International Bank - Egypt (CIB)---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115786 | Phu Nhuan Jewelry JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115786 | Mobile World Investment Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115786 | United States
Holdings [Line Items]
Percent of Total Investments	12.20%
C000115786 | Peru
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115786 | Slovenia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115786 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115786 | Egypt
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115786 | Pakistan
Holdings [Line Items]
Percent of Total Investments	6.40%
C000115786 | Philippines
Holdings [Line Items]
Percent of Total Investments	9.20%
C000115786 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000115786 | Indonesia
Holdings [Line Items]
Percent of Total Investments	11.10%
C000115786 | Vietnam
Holdings [Line Items]
Percent of Total Investments	20.40%
C000155910 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155910 | FPT Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155910 | NAC Kazatomprom JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155910 | Nova Ljubljanska Banka DD---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155910 | Century Pacific Food, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155910 | Medikaloka Hermina Tbk. PT---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155910 | Systems Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155910 | Commercial International Bank - Egypt (CIB)---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155910 | Phu Nhuan Jewelry JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155910 | Mobile World Investment Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155910 | United States
Holdings [Line Items]
Percent of Total Investments	12.20%
C000155910 | Peru
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155910 | Slovenia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155910 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155910 | Egypt
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155910 | Pakistan
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155910 | Philippines
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155910 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000155910 | Indonesia
Holdings [Line Items]
Percent of Total Investments	11.10%
C000155910 | Vietnam
Holdings [Line Items]
Percent of Total Investments	20.40%
C000115785 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000115785 | FPT Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115785 | NAC Kazatomprom JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115785 | Nova Ljubljanska Banka DD---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115785 | Century Pacific Food, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115785 | Medikaloka Hermina Tbk. PT---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115785 | Systems Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115785 | Commercial International Bank - Egypt (CIB)---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115785 | Phu Nhuan Jewelry JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115785 | Mobile World Investment Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115785 | United States
Holdings [Line Items]
Percent of Total Investments	12.20%
C000115785 | Peru
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115785 | Slovenia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115785 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115785 | Egypt
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115785 | Pakistan
Holdings [Line Items]
Percent of Total Investments	6.40%
C000115785 | Philippines
Holdings [Line Items]
Percent of Total Investments	9.20%
C000115785 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000115785 | Indonesia
Holdings [Line Items]
Percent of Total Investments	11.10%
C000115785 | Vietnam
Holdings [Line Items]
Percent of Total Investments	20.40%
C000115788 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000115788 | FPT Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115788 | NAC Kazatomprom JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115788 | Nova Ljubljanska Banka DD---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115788 | Century Pacific Food, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115788 | Medikaloka Hermina Tbk. PT---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115788 | Systems Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115788 | Commercial International Bank - Egypt (CIB)---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115788 | Phu Nhuan Jewelry JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115788 | Mobile World Investment Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115788 | United States
Holdings [Line Items]
Percent of Total Investments	12.20%
C000115788 | Peru
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115788 | Slovenia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000115788 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115788 | Egypt
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115788 | Pakistan
Holdings [Line Items]
Percent of Total Investments	6.40%
C000115788 | Philippines
Holdings [Line Items]
Percent of Total Investments	9.20%
C000115788 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000115788 | Indonesia
Holdings [Line Items]
Percent of Total Investments	11.10%
C000115788 | Vietnam
Holdings [Line Items]
Percent of Total Investments	20.40%
C000152578 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000152578 | FPT Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000152578 | NAC Kazatomprom JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152578 | Nova Ljubljanska Banka DD---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152578 | Century Pacific Food, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152578 | Medikaloka Hermina Tbk. PT---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152578 | Systems Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000152578 | Commercial International Bank - Egypt (CIB)---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000152578 | Phu Nhuan Jewelry JSC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152578 | Mobile World Investment Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152578 | United States
Holdings [Line Items]
Percent of Total Investments	12.20%
C000152578 | Peru
Holdings [Line Items]
Percent of Total Investments	3.60%
C000152578 | Slovenia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152578 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	4.90%
C000152578 | Egypt
Holdings [Line Items]
Percent of Total Investments	6.10%
C000152578 | Pakistan
Holdings [Line Items]
Percent of Total Investments	6.40%
C000152578 | Philippines
Holdings [Line Items]
Percent of Total Investments	9.20%
C000152578 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000152578 | Indonesia
Holdings [Line Items]
Percent of Total Investments	11.10%
C000152578 | Vietnam
Holdings [Line Items]
Percent of Total Investments	20.40%
C000007737 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007737 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007737 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007737 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007737 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007737 | Hanwha Aerospace Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007737 | Rheinmetall AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007737 | Sony Group Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007737 | AIB Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007737 | CaixaBank SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007737 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007737 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007737 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007737 | India
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007737 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007737 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007737 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007737 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000007737 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000007737 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155887 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155887 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155887 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155887 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155887 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155887 | Hanwha Aerospace Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155887 | Rheinmetall AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155887 | Sony Group Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155887 | AIB Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155887 | CaixaBank SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155887 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000155887 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155887 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155887 | India
Holdings [Line Items]
Percent of Total Investments	9.10%
C000155887 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155887 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155887 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155887 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000155887 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000155887 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007736 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007736 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007736 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007736 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007736 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007736 | Hanwha Aerospace Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007736 | Rheinmetall AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007736 | Sony Group Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007736 | AIB Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007736 | CaixaBank SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007736 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007736 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007736 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007736 | India
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007736 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007736 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007736 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007736 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000007736 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000007736 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215549 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215549 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000215549 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000215549 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000215549 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000215549 | Hanwha Aerospace Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000215549 | Rheinmetall AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215549 | Sony Group Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000215549 | AIB Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000215549 | CaixaBank SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000215549 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215549 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000215549 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	5.80%
C000215549 | India
Holdings [Line Items]
Percent of Total Investments	9.10%
C000215549 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000215549 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000215549 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215549 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000215549 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000215549 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113799 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113799 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000113799 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113799 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000113799 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000113799 | Hanwha Aerospace Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000113799 | Rheinmetall AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113799 | Sony Group Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113799 | AIB Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113799 | CaixaBank SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113799 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000113799 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000113799 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	5.80%
C000113799 | India
Holdings [Line Items]
Percent of Total Investments	9.10%
C000113799 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000113799 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000113799 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000113799 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000113799 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000113799 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215548 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215548 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000215548 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000215548 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000215548 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000215548 | Hanwha Aerospace Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000215548 | Rheinmetall AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215548 | Sony Group Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000215548 | AIB Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000215548 | CaixaBank SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000215548 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215548 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000215548 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	5.80%
C000215548 | India
Holdings [Line Items]
Percent of Total Investments	9.10%
C000215548 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000215548 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000215548 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215548 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000215548 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000215548 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218315 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000218315 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218315 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218315 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218315 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000218315 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218315 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218315 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218315 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218315 | American Tower Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218315 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218315 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000218315 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218315 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000218315 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218315 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000218315 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.30%
C000218315 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000218315 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218315 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000218315 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218316 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000218316 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218316 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218316 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218316 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000218316 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218316 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218316 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218316 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218316 | American Tower Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218316 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218316 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000218316 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218316 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000218316 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218316 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000218316 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.30%
C000218316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000218316 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218316 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000218316 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218317 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000218317 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218317 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218317 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218317 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000218317 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218317 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218317 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218317 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218317 | American Tower Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218317 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218317 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000218317 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218317 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000218317 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218317 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000218317 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.30%
C000218317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000218317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218317 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000218317 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218314 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000218314 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218314 | Intercontinental Exchange, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218314 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218314 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000218314 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218314 | Landbridge Co. LLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218314 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218314 | Royal Gold, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218314 | American Tower Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218314 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218314 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000218314 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218314 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000218314 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218314 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000218314 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.30%
C000218314 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000218314 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218314 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000218314 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169221 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169221 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169221 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	10.90%
C000169221 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169221 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169221 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169221 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169221 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169221 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000169221 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169221 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169221 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169221 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169221 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169221 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169221 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000169221 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000169221 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169221 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169221 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169221 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169222 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169222 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169222 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	10.90%
C000169222 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169222 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169222 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169222 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169222 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169222 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000169222 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169222 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169222 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169222 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169222 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169222 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169222 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000169222 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000169222 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169222 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169222 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169222 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169220 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169220 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169220 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	10.90%
C000169220 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169220 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169220 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169220 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169220 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169220 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000169220 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169220 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169220 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169220 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169220 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169220 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169220 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000169220 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000169220 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169220 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169220 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169220 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169223 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169223 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169223 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	10.90%
C000169223 | Netflix, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169223 | Progressive Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169223 | Costco Wholesale Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169223 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169223 | Ameriprise Financial, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169223 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000169223 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169223 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169223 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169223 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169223 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169223 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169223 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000169223 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.70%
C000169223 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169223 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169223 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169223 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233003 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233003 | Argenx SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000233003 | Exact Sciences Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000233003 | Alnylam Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233003 | Ascendis Pharma AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233003 | Align Technology, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233003 | Thermo Fisher Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233003 | Vertex Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233003 | Intuitive Surgical, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233003 | UnitedHealth Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233003 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233003 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000233003 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233003 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233003 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233003 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000233003 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000233004 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233004 | Argenx SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000233004 | Exact Sciences Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000233004 | Alnylam Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233004 | Ascendis Pharma AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233004 | Align Technology, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233004 | Thermo Fisher Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233004 | Vertex Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233004 | Intuitive Surgical, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233004 | UnitedHealth Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233004 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233004 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000233004 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233004 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233004 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233004 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000233004 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000233002 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233002 | Argenx SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000233002 | Exact Sciences Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000233002 | Alnylam Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233002 | Ascendis Pharma AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233002 | Align Technology, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233002 | Thermo Fisher Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233002 | Vertex Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233002 | Intuitive Surgical, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233002 | UnitedHealth Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233002 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233002 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000233002 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233002 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233002 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233002 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000233002 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000233005 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233005 | Argenx SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000233005 | Exact Sciences Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000233005 | Alnylam Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233005 | Ascendis Pharma AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233005 | Align Technology, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233005 | Thermo Fisher Scientific, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233005 | Vertex Pharmaceuticals, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233005 | Intuitive Surgical, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233005 | UnitedHealth Group, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233005 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233005 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000233005 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233005 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233005 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233005 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000233005 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	36.20%